[Security Benefit Life Insurance Company]

February 16, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F St. N.E.
Washington, D.C. 20549

RE:	Security Benefit Life Insurance Company
SBL Variable Annuity Account XIV
Post-Effective Amendment No. 20 to the
Registration Statement on Form N-4
(File Nos. 333-41180 and 811-10011)

Commissioners:

On behalf of Security Benefit Life Insurance Company, we have attached for filing Post-Effective Amendment No. 20 (the “Amendment”) to the registration statement on Form N-4 for a flexible premium deferred variable annuity contract issued through SBL Variable Annuity Account XIV.  The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, to add a waiver of the withdrawal charge provision and to close certain contract riders.

Additional updating changes, as well as financial statements and certain required exhibits, will be included in a subsequent post-effective amendment to be filed pursuant to Rule 485(b) on or before May 1, 2012.

If you have any questions or comments regarding the Amendment, please call Elisabeth Bentzinger at (202) 383-0717.

Sincerely,

/s/ Chris Swickard

Chris Swickard
Associate General Counsel

Enclosures

cc:           Elisabeth M. Bentzinger